INCOME TAXES (Tables) - Datasea [Member]	6 Months Ended
Dec. 31, 2015
Schedule of Income Tax Expense at the U.S. statutory rate
Six Months Ended
December 31, 2015
U.S. Statutory rate of 35%	$(195,960)
Tax rate difference between China and U.S.	55,914
Change in valuation allowance	140,046
Income tax provision	$—

Schedule of provisions for Income taxes
Six Months Ended
December 31, 2015
Current	$—
Deferred	(140,046)
Valuation allowance	140,046
Total	$—